Main Events (Details) - Schedule of generated an additional obligation - BRL (R$) R$ in Thousands	1 Months Ended
	Jan. 31, 2021	Jan. 27, 2020
Schedule Of Generated An Additional Obligation Abstract
Consideration paid in cash	R$ 160,399
Price adjustment	5,365
Total consideration transferred	165,764
Net assets acquired	(154,733)	R$ 106,049
Difference recorded in equity	R$ 11,031